Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets - License #2 [Member]	6 Months Ended
Jun. 30, 2024
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
License #1	10 years
License #2	IPR&D project not yet complete